Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Domestic
Current tax expenses	$ (58,766)	$ (162,923)	$ (59,567)
Income tax expense for year	$ (58,766)	$ (162,923)	$ (59,567)